UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     December 31, 2010

Check here if Amendment [ ]                        Amendment Number: ____

Institutional Investment Manager Filing this Report:

Name:     Bluefin Investment Management LLC

Address:  1235 Westlakes Drive, Suite 130
          Berwyn, PA 19312

Form 13F File Number:  28-13813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott Burney

Title:    Member

Phone:   (610) 540-0019

Signature, Place, and Date of Signing:

/s/ Scott Burney          Berwyn, PA          February 10, 2011
----------------         -------------        -----------------
  [Signature]            [City, State]             [Date]


Report Type:

[X]   13F HOLDINGS REPORT

[ ]   13F NOTICE

[ ]   13F COMBINATION REPORT

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               None
                                                 ----
Form 13F Information Table Entry Total:            34
                                                 ----
Form 13F Information Table Value Total:     $ 205,279 (in thousands)
                                            ------------------------

List of Other Included Managers:

None


                                     Title of              Value    Shr/PRN  SH/  Put/  Investment   Other          Voting Auth
Name of Issuer                        Class      CUSIP    (x1000)   Amount   PRN  Call  Discretion  Managers   Sole    Shared  Other
-----------------------------------  --------  ---------  -------  --------  ---  ----  ----------  --------  -------  ------  -----
ANAREN INC                            Common   032744104   6,034    289,400   SH           Sole               289,400
AVAGO TECHNOLOGIES LTD                Common   Y0486S104  10,621    373,800   SH           Sole               373,800
BODY CENT CORP                        Common   09689U102   3,413    239,200   SH           Sole               239,200
BIOSCRIP INC                          Common   09069N108   4,894    935,800   SH           Sole               935,800
CATALYST HEALTH SOLUTIONS IN          Common   14888B103   5,021    108,000   SH           Sole               108,000
CHECK POINT SOFTWARE TECH LTD         Common   M22465104  10,168    219,800   SH           Sole               219,800
CINEMARK HOLDINGS INC                 Common   17243V102   8,127    471,400   SH           Sole               471,400
COGNIZANT TECHNOLOGY SOLUTIONS CORP   Cl A     192446102   8,216    112,100   SH           Sole               112,100
CONVIO INC                            Common   21257W105   2,109    254,400   SH           Sole               254,400
CORRECTIONS CORP AMER                 Common   22025Y407   6,666    266,000   SH           Sole               266,000
DEXCOM INC                            Common   252131107   8,105    593,800   SH           Sole               593,800
DIGITALGLOBE INC                      Common   25389M877  10,762    339,400   SH           Sole               339,400
ENTEGRIS INC                          Common   29362U104   3,911    523,500   SH           Sole               523,500
GEN-PROBE INC                         Common   36866T103   4,318     74,000   SH           Sole                74,000
GEO GROUP INC                         Common   36159R103   7,107    288,200   SH           Sole               288,200
GEOEYE INC                            Common   37250W108   3,947     93,100   SH           Sole                93,100
HEARTLAND EXPRESS INC                 Common   422347104   7,095    442,900   SH           Sole               442,900
HHGREGG INC                           Common   42833L108   6,222    297,000   SH           Sole               297,000
INSULET CORP                          Common   45784P101   7,786    502,300   SH           Sole               502,300
J CREW GROUP INC                      Common   46612H402   4,034     93,500   SH           Sole                93,500
LOGMEIN INC                           Common   54142L109   2,598     58,600   SH           Sole                58,600
MASIMO CORP                           Common   574795100   5,666    194,900   SH           Sole               194,900
MEDIAMIND TECHNOLOGIES INC            Common   58449C100     962     70,200   SH           Sole                70,200
MOBILE MINI INC                       Common   60740F105   5,131    260,600   SH           Sole               260,600
OMNIVISION THECHNOLOGIES INC          Common   682128103   4,788    161,700   SH           Sole               161,700
REALD INC                             Common   75604L105   6,550    252,700   SH           Sole               252,700
REGAL-BELOIT CORP                     Common   758750103   4,673     70,000   SH           Sole                70,000
SONIC SOLUTIONS                       Common   835460106   4,980    332,000   SH           Sole               332,000
SS&C TECHNOLOGIES HLDGS INC           Common   78467J100   6,272    305,800   SH           Sole               305,800
THORATEC CORP                         Common   885175307   6,516    230,100   SH           Sole               230,100
ULTA SALON COSMETICS & FRAG I         Common   90384S303   6,120    180,000   SH           Sole               180,000
UNITED THERAPEUTICS CORP DEL          Common   91307C102  11,082    175,300   SH           Sole               175,300
UNIVERSAL DISPLAY CORP                Common   91347P105   4,720    154,000   SH           Sole               154,000
WASTE CONNECTIONS INC                 Common   941053100   6,665    242,100   SH           Sole               242,100